Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Nov. 14, 2012
Document and Entity Information
Entity Registrant Name	Goldrich Mining Company
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Entity Central Index Key	0000059860
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		95,506,719
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Description	This amendment has been filed to upload September 30, 2012 unaudited financial statements.

Goldrich Mining Company (An Exploration Stage Company) Consolidated Balance Sheets, interim periods unaudited (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 15,104		$ 585,694		$ 342,871
Prepaid expenses	114,537		83,489		116,580
Other current assets	79,289		78,692		90,162
Total current assets	208,930		747,875		549,613
Property, plant, equipment, and mining claims:
Equipment, net of accumulated depreciation	1,749,279		1,978,730		2,303,667
Mining properties and claims	611,272		611,272		583,172
Total property, plant, equipment and mining claims	2,360,551		2,590,002		2,886,839
Other assets:
Investment in joint venture	55,300
Total other assets	55,300
Total assets	2,624,781		3,337,877		3,436,452
Current liabilities:
Accounts payable and accrued liabilities	424,651		250,944		195,924
Related party payable	108,322		30,405		380,801
Deposit on equipment sale or lease	35,000
Deferred compensation					171,290
Dividend payable on preferred stock	22,083		22,083
Current portion of equipment notes payable	242,383		237,873		220,915
Current portion of notes payable in gold, net of discounts					260,079
Current portion of notes payable in gold, net of discounts, related parties					109,871
Total current liabilities	832,439		541,305		1,338,880
Long-term liabilities:
Equipment notes payable	76,706		193,565		431,438
Notes payable in gold, net of discounts					734,496
Notes payable in gold, net of discounts, related parties					847,511
Remediation liability and asset retirement obligation	322,211		314,282		304,118
Total long-term liabilities	398,917		507,847		2,317,563
Total liabilities	1,231,356		1,049,152		3,656,443
Commitment and contingencies	0	[1]	0	[1]	0	[1]
Stockholders' equity (deficit):
Preferred stock	0		0		0
Convertible preferred stock series A	175,000		175,000		425,000
Common stock	9,550,672		9,314,185		5,293,640
Additional paid-in capital	14,692,570		14,519,949		9,673,743
Deficit accumulated during the exploration stage	(23,024,817)		(21,720,409)		(15,612,374)
Total stockholders' equity (deficit)	1,393,425		2,288,725		(219,991)
Total liabilities and stockholders' equity (deficit)	$ 2,624,781		$ 3,337,877		$ 3,436,452

[1]	See appropriate contingency note for the period

Statement of Financial Position - Parenthetical (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Par Value	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized	9,000,000	9,000,000	9,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Convertible preferred stock series A, no par value, 5% cumulative dividends, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock series A, shares issued	175,000	175,000	425,000
Convertible preferred stock series A, shares outstanding	175,000	175,000	425,000
Liquidation preference	$ 350,000	$ 350,000	$ 850,000
Common Stock, Par Value	$ 0.1	$ 0.1	$ 0.1
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued	95,506,719	93,141,855	52,936,397
Common Stock, Shares Outstanding	95,506,719	93,141,855	52,936,397

Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Operations, interim periods unaudited (USD $)	9 Months Ended		12 Months Ended		642 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Income earned during the exploration stage:
Gold sales and other				$ 1,904,124	$ 2,542,079
Costs of gold sales				(1,261,830)	(1,858,843)
Gross profit on gold sales				642,294	683,236
Operating expenses:
Mine preparation costs				1,034,573	1,034,573
Exploration expense	422,713	2,431,668	2,869,963	211,997	8,714,518
Depreciation, mining and exploration	284,799	414,964	404,044	477,278	1,795,089
Management fees and salaries	171,488	227,740	288,288	562,747	3,398,125
Professional services	105,587	83,351	132,413	161,907	2,020,065
Other general and admin expense	236,535	151,677	236,409	271,333	2,405,539
Office supplies and other expense	9,402	13,555	18,924	17,514	397,663
Directors' fees	8,200	21,800	25,900	13,100	778,475
Mineral property maintenance	38,269	25,821	38,351	32,728	216,238
Reclamation and miscellaneous	5,093	6,537	7,662	1,225	134,083
Loss on partnership venture					53,402
Equipment repairs					25,170
Loss (gain) on disposal of mining properties and equipment		(1,991)	(1,991)		195,290
Total operating expenses	1,282,086	3,375,122	4,019,963	2,784,402	21,168,230
Other (income) expense:
Gain on legal judgment				(127,387)	(127,387)
Royalties, net					(398,752)
Lease and rental income					(99,330)
Interest income	(33)	(2,327)	(2,626)	(4,691)	(286,607)
Interest expense and finance costs	22,960	169,601	147,347	366,607	1,431,742
Loss on settlement of debt		1,946,684	1,946,684		1,946,684
Loss (gain) on foreign currency translation	(605)	(3,333)	(3,333)	(495)	73,473
Total other (income) expense	22,322	2,110,625	2,088,072	234,034	2,539,823
Net loss	1,304,408	5,485,747	6,108,035	2,376,142	23,024,817
Preferred dividends	20,003	14,906	17,142	21,885
Net loss available to common stockholders	$ 1,324,411	$ 5,500,653	$ 6,125,177	$ 2,398,027
Net loss per common share - basic and diluted	$ 0.01	$ 0.08	$ 0.08	$ 0.05
Weighted average common shares outstanding-basic and diluted	94,427,858	72,908,899	77,627,617	47,329,149

Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Changes in Stockholders' Equity (Interim Period Unaudited) (USD $)	Common Stock Shares	Common Stock Par Value	Preferred Stock Shares	Preferred Stock Par Value	Additional Paid-in Capital	Deficit Accumulated During the Exploration Stage	Total
Balance, starting at Dec. 31, 2008	$ 39,214,913	$ 3,921,491	$ 225,000	$ 225,000	$ 7,855,197	$ (11,721,281)	$ 280,407
Discount on preferred stock for beneficial conversions feature, intrinsic method				(55,000)	55,000
Discount of notes payable in gold for detached warrants issued at fair value					42,224		42,224
Issuance of common shares for cash by Private Placement, net			250,000	250,000			250,000
Deemed dividend on vested convertible feature of preferred stock, intrinsic method				55,000	(55,000)
Issuance of shares for director's fees, at fair value	116,308	11,631			(4,071)		7,560
Correction of shares issued for interest in 2008	(183,836)	(18,384)			18,384
Issuance of shares for conversion of convertible debenture	5,000,000	500,000			500,000		1,000,000
Issuance of shares for interest expense at fair value	72,328	7,233			7,233		14,466
Issuance of common shares for conversion of preferred shares	150,000	15,000	(25,000)	(25,000)	10,000
Issuance of options for management and director's fees at fair value					123,500		123,500
Surrender of shares	(107)	(11)			11
Net Loss						(1,514,951)	(1,514,951)
Balance, end of period at Dec. 31, 2009	44,369,606	4,436,960	450,000	450,000	8,552,478	(13,236,232)	203,206
Discount of notes payable in gold for detached warrants issued at fair value					67,004		67,004
Issuance of common shares for cash by Private Placement, net	8,416,791	841,680			920,761		1,762,441
Issuance of common shares for conversion of preferred shares	150,000	15,000	(25,000)	(25,000)	10,000
Vested option expense under ASC 718 for management and director's fees at fair value					123,500		123,500
Net Loss						(2,376,142)	(2,376,142)
Balance, end of period at Dec. 31, 2010	52,936,397	5,293,640	425,000	425,000	9,673,743	(15,612,374)	(219,991)
Notes payable in gold converted to common shares	12,961,890	1,296,189			2,162,605		3,458,794
Issuance of common shares for cash by Private Placement, net	24,315,236	2,431,524			2,362,574		4,794,098
Issuance of common shares for conversion of preferred shares	1,500,000	150,000	(250,000)	(250,000)	100,000
Vested option expense under ASC 718 for management and director's fees at fair value					100,278		100,278
Dividend payable at conversion of preferred shares					(22,083)		(22,083)
Issuance of shares for cash by exercise of Class E Warrants	35,000	3,500			3,500		7,000
Issuance of shares for cash by exercise of Class F Warrants	1,393,332	139,333			139,333		278,666
Net Loss						(6,108,035)	(6,108,035)
Balance, end of period at Dec. 31, 2011	$ 93,141,855	$ 9,314,185	$ 175,000	$ 175,000	$ 14,519,949	$ (21,720,409)	$ 2,288,725

Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Cash Flows interim periods unaudited (USD $)	9 Months Ended		12 Months Ended		642 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (1,304,408)	$ (5,485,747)	$ (6,108,035)	$ (2,376,142)	$ (23,024,817)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	284,799	418,252	407,220	477,278	1,798,759
Loss on disposal of mining property					196,276
Loss (gain) on sale of equipment		(1,991)	(1,991)		2,397
Stock based compensation	8,371	35,527	100,278	123,500	1,699,205
Compensation paid with equipment		1,803	1,803		1,803
Common stock issued for interest					196,110
Amortization of discount on notes payable in gold		64,858			561,314
Amortization of discount on notes payable in gold and associated warrants		15,538	80,396	371,298	219,205
Amortization of discount on convertible debenture for beneficial conversion feature					150,000
Amortization of deferred financing costs					130,000
Gold delivered to satisfy notes payable					(273,974)
Gold delivered in exchange for equipment					(10,966)
Loss on settlement of debt		1,946,684	1,946,684		1,946,684
Accretion of asset retirement obligation	7,929	7,623	10,164		18,093
Change in:
Prepaid expenses	(31,048)	(127,820)	33,090	(65,409)	(114,538)
Other current assets	(597)	12,282	11,470	(41,729)	(79,289)
Accounts payable and accrued liabilities	173,707	939,153	65,020	(10,279)	434,651
Related party payable	77,917	(487,393)	(321,058)	187,895	137,660
Deferred compensation			(171,290)	135,000
Accrued commission payable					277,523
Convertible success award, Walters LITS					88,750
Remediation liability and asset retirement obligation					55,000
Net cash used - operating activities	(783,330)	(2,661,231)	(3,946,249)	(1,198,588)	(15,590,154)
Cash flows from investing activities:
Receipts attributable to unrecovered promotional, exploratory, and development costs					626,942
Investment in joint venture - Goldrich Nyac Placer, LLC	(1,000)				(1,000)
Proceeds from the sale of equipment				1,500	64,624
Proceeds from deposit on sale or lease of equipment	35,000				35,000
Purchases of equipment, and unrecovered promotional and exploratory costs	(55,347)	(81,069)	(88,919)	(708,751)	(2,350,842)
Additions to mining properties and claims - direct costs for claim staking and acquisition		(31,276)	(31,276)	(1,200)	(536,366)
Net cash used - investing activities	(21,347)	(112,345)	(120,195)	(708,451)	(2,161,642)
Cash flows from financing activities:
Proceeds from related party debt					100,000
Payments on related party debt					(100,000)
Proceeds from issuing convertible debenture, net					900,000
Proceeds from issuance of common stock in connection with exercise of options and warrants		255,666	285,666		3,101,498
Proceeds from issuance of common stock and warrants, net of offering costs	346,436	4,362,704	4,794,098	1,762,441	12,985,020
Proceeds from notes payable in gold				625,037	1,785,037
Payments on notes payable in gold		(190,941)	(190,941)		(190,941)
Purchases of gold to satisfy notes payable in gold		(358,641)	(358,641)		(358,641)
Proceeds from issuance of preferred stock					475,000
Payments on capital leases and equipment notes payable	(112,349)	(164,148)	(220,915)	(439,582)	(921,899)
Acquisitions of treasury stock					(8,174)
Net cash provided - financing activities	234,087	3,904,640	4,309,267	1,947,896	17,766,900
Net increase in cash and cash equivalents	(570,590)	1,131,064	242,823	40,857	15,104
Cash and cash equivalents, beginning of period	585,694	342,871	342,871	302,014
Cash and cash equivalents, end of period	15,104	1,473,935	585,694	342,871	15,104
Supplemental disclosures of cash flow information:
Cash paid for interest			46,251	44,471
Non-cash investing and financing activities:
Mining claims purchased - common stock					43,000
Additions to property, plant and equipment acquired through capital lease and notes payable				1,091,935	1,240,988
Additions to property, plant and equipment paid in gold					10,966
Issuance of options for investment in joint venture	54,300				54,300
Accounts payable satisfied with equipment		10,000	10,000		10,000
Related party liability converted to common stock					301,086
Issuance of warrants for deferred financing costs of convertible debenture					30,000
Issuance of common stock upon conversion of convertible debenture					1,000,000
Issuance of common stock upon conversion of preferred shares		250,000	250,000	25,000	300,000
Issuance of common stock upon conversion of notes payable in gold		3,458,794	3,458,794		3,458,794
Issuance of common stock for finders' fees		14,640	149,640		149,640
Warrants issued with notes payable in gold				67,004	109,228
Notes payable satisfied with gold		358,641	358,641		632,615
Capital lease satisfied with equipment notes payable				335,190	335,190
Dividend payable on preferred stock		$ 22,083	$ 22,083		$ 22,083

1. Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Notes
1. Organization and Description of Business

1.     ORGANIZATION AND DESCRIPTION OF BUSINESS

Goldrich Mining Company (“Company”) was incorporated under the laws of the State of Alaska on March 26, 1959. The Company is engaged in the business of acquiring and exploring mineral properties throughout the Americas, primarily those containing gold and associated base and precious metals.  During 2011 all of the Company’s activities were focused on the Chandalar property in Alaska.  The Company’s common stock trades on the FINRA OTCBB exchange under the ticker symbol GRMC.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. The Company is an exploration stage company and has incurred losses since its inception. In connection with management’s election to complete the full 2011 exploration program, together with staking additional mining claims, management re-evaluated its cash position and has determined that as of the date of this report, the Company does not have sufficient cash to fund normal operations and meet debt obligations for the next 12 months without deferring payment on certain current liabilities and raising additional funds. The Company raised $285,666 net cash proceeds from the exercise of warrants and $4,794,098 net cash from the issuance of common stock during the year ended December 31, 2011. The Company believes that the going concern condition cannot be removed with confidence until the Company has entered into a business climate where funding of its activities is more assured.

The Company currently has no historical recurring source of revenue and its ability to continue as a going concern is dependent on the Company’s ability to raise capital to fund its future exploration and working capital requirements or its ability to profitably execute its business plan. The Company’s plans for the long-term return to and continuation as a going concern include financing the Company’s future operations through sales of its common stock and/or debt and the eventual profitable exploitation of its mining properties. Additionally, the current capital markets and general economic conditions in the United States are significant obstacles to raising the required funds. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

2. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes
2. Summary of Significant Accounting Policies

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Instruments

Our financial instruments consist principally of cash and cash equivalents and equipment notes payable, the carrying value of which approximate their fair value at December 31, 2011.

Exploration Stage Enterprise

Since the Company is in the exploration stage of operation, the Company’s financial statements are prepared in accordance with the provisions of ASC 915 Development Stage Enterprises, as it devotes substantially all of its efforts to acquiring and exploring mining interests that management believes should eventually provide sufficient net profits to sustain the Company’s existence. Until such interests are engaged in commercial production, the Company will continue to prepare its consolidated financial statements and related disclosures in accordance with this standard.

Consolidation of and Accounting for Subsidiary

During the years ended December 31, 2011 and 2010, the Company operated a subsidiary in Mexico to account for winding up expenses related to an exploration property formerly held by the Company in that country. This subsidiary, Minera LSG, is included in the accompanying financial statements by consolidation of the Statements of Operations for the years then ended and the Balance Sheets as of December 31, 2011 and December 31, 2010, with all intercompany balances and investment accounts eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant estimates used in preparing these financial statements include those assumed in estimating the recoverability of the cost of mining claims, accrued remediation costs, and deferred tax assets and related valuation allowances. Actual results could differ from those estimates.

Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, This guidance requires recognition of all derivatives as either assets or liabilities on the balance sheet and measurement of those instruments at fair value. Appropriate accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction.  The Company has no derivative financial instruments at December 31, 2011 and 2010.

Reclassifications

Certain reclassifications have been made to conform prior periods’ data to the current presentation. These reclassifications have no effect on the results of reported operations or stockholders’ equity (deficit).

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be a cash equivalent. Cash or cash equivalents which secure debt instruments, credit facilities, reclamation or environmental bonds, or that are otherwise limited or restricted in their usage, are reported separately and not included in cash and cash equivalents.

Gold Inventory

The Company values gold inventory at the lower of net production cost or net realizable value. For the period ended December 31, 2010, direct costs of production plus indirect costs reasonably allocable to the production of gold in the mining operation were allocated to the cost of gold ounces produced. These costs were charged against cost of sale or inventory based upon ounces of alluvial gold sold or remaining in inventory, respectively.   There was no gold inventory from production during the year ended and at December 31, 2011.

Plant, Equipment, and Accumulated Depreciation

Plant and equipment are stated at cost, which is determined by cash paid or fair value of the shares of the Company’s common stock issued. The Company’s mill buildings and equipment are located on the Company’s unpatented state mining claims located in the Chandalar mining district of Alaska. All mill buildings and equipment purchased prior to 2006 are fully depreciated. The Company’s equipment is located at the Chandalar property in Alaska, with a small amount of office equipment located at Company offices in Spokane, Washington. Assets are depreciated on a straight line basis. Improvements which significantly increase an asset’s value or significantly extend its useful life are capitalized and depreciated over the asset’s remaining useful life.

Mining Properties and Claims

The Company capitalizes costs for acquiring mineral properties and expenses costs to maintain mineral rights and leases as incurred. Should a property reach the production stage, these capitalized costs would be amortized using the units-of-production method on the basis of periodic estimates of ore reserves. Mineral properties are periodically assessed for impairment of value, and any subsequent losses are charged to operations at the time of impairment. If a property is abandoned or sold, its capitalized costs are charged to operations.

Mine Preparation Costs

Mine preparation costs are expenditures incurred in the exploration stage that may ultimately benefit production are expensed due to the lack of proven and probable reserves, which would indicate future recovery of these expenses. These costs are expensed in the period in which they occur.

Exploration Costs

Exploration costs are expensed in the period in which they occur.

Foreign Currency Translation

Assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the exchange rate on the balance sheet date. Revenues, costs, and expenses are translated using an average rate during the period. Realized and unrealized foreign currency transaction gains and losses are included in the consolidated statement of operations.

Income Taxes

Income taxes are recognized in accordance with ASC 740 Income Taxes, whereby deferred income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has assessed its tax positions and has determined that it has not taken a position that would give rise to an unrecognized tax liability being reported. In the event that the Company is assessed penalties and or interest; penalties will be charged to other operating expense and interest will be charged to interest expense.

Net Loss Per Share

Basic EPS is computed as net income available to common shareholders after dividends to preferred shareholders, divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible debt and securities. The dilutive effect of vested convertible and exercisable securities would be:

For years ended December 31,	2011	2010

Convertible preferred stock	1,050,000	2,550,000
Stock options	3,570,000	2,815,000
Warrants	33,542,130	7,280,135
Total possible dilution	38,162,130	12,645,135

At December 31, 2011 and 2010, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive. Accordingly, only basic EPS is presented.

Revenue Recognition

Revenue from the sale of gold is recorded net of smelter or refinery treatment and refining charges. Revenue is recognized when persuasive evidence of an arrangement exists, title and risk passes to the buyer, collection is reasonably assured and price is reasonably determinable. When alluvial gold is placed with the smelter, revenue is recognized and cash is remitted for any ounces of alluvial gold sold to the smelter, converted to ounces of fine gold at an assumed smelting loss percentage. Pricing of the sale is at the market price of gold on the date of sale. The number of gold ounces sold at deposit is limited to a certain percentage of the ounces of alluvial gold deposited, as agreed in each case with the smelter. Ounces not sold are smelted and retained in the Company’s inventory in a secured metals account at the smelter. Subsequent sales of gold from inventory are made at then-current market prices, with smelter treatment and refining charges deducted, and net cash proceeds are remitted to the Company.

Share-Based Compensation

The Company periodically issues common shares or options to purchase shares of the Company’s common shares to its officers, directors or other parties. These issuances are recorded at fair value for both the common shares issued and options granted. The Company uses a Black Scholes valuation model for determining fair value of options to purchase shares, and compensation expense is recognized ratably over the vesting periods on a straight line basis. Compensation expenses for grants that vest upon issue are recognized in the period of grant.

Deferred Financing Costs

Financing costs incurred in connection with the Company’s financing activities are deferred and amortized using the effective interest method over the life of the related financing.

Reclamation and Remediation

The Company’s operations have been, and are subject to, standards for mine reclamation that have been established by various governmental agencies. The Company records the fair value of an asset retirement obligation as a liability in the period in which the Company incurs a legal obligation for the retirement of tangible long-lived assets. A corresponding asset is also recorded and depreciated over the life of the asset. After the initial measurement of the asset retirement obligation, the liability will be adjusted at the end of each reporting period to reflect changes in the estimated future cash flows underlying the obligation. Determination of any amounts recognized upon adoption is based upon numerous estimates and assumptions, including future retirement costs, future inflation rates and the credit-adjusted risk-free interest rates.

For non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable. Such costs are based on management’s estimate of amounts expected to be incurred when the remediation work is performed.

Fair Value Measures

Accounting principles requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

·         Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

·         Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

·         Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Our financial instruments consist principally of cash and cash equivalents. The table below sets forth our assets and liabilities measured at fair value, on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category.

	Balance December 31, 2011	Balance December 31, 2010	Input Hierarchy level

Cash and cash equivalents	$ 585,694	$ 342,871	Level 1

Financial Instruments Potentially Settled in Shares of Company Stock

From time to time, the Company enters into transactions which contain conversion privileges, the settlement of which may entitle the holder or the Company to settle obligations by issuance of Company securities. These transactions, the value of which may be derived from the fair value of Company securities, are accounted for in accordance with ASC 470. Fair value considerations required by this pronouncement are estimated using the Black-Scholes option pricing model.

When the Company enters into transactions that contain beneficial conversion features or warrants, the proceeds of those transactions are allocated between the components of the transaction, with beneficial conversion features (a conversion price which is less than the market price at the date of issue) charged to additional paid-in capital and amortized over the life of the vesting period of the conversion feature as a deemed dividend, and warrants are recorded at their fair value at the date of issue. In 2009, the Company issued Convertible Preferred Stock with a beneficial conversion feature and entered into notes payable in gold which had a warrant attached to the gold contract. The valuation of the Preferred Stock was reduced by the beneficial conversion feature and charged to additional paid-in capital. Because the right to convert the Preferred Stock was immediately available to the purchasers of the stock, the beneficial conversion feature was immediately recorded as a deemed dividend, which was also credited to additional paid-in capital to increase the carrying value of the Preferred Stock. The warrants issued as part of the notes payable in gold were charged to additional paid-in capital at their fair value on the date of issuance calculated using a Black Scholes fair value model. This charge decreased the notes payable in gold liability and was amortized over the term of the note payable as interest expense.

New Accounting Pronouncements

Management has reviewed and evaluated new accounting pronouncements and determined that none apply to the Company at this time.

3. Property, Plant, Equipment and Mining Claims	12 Months Ended
Dec. 31, 2011
Notes
3. Property, Plant, Equipment and Mining Claims

3.     PROPERTY, PLANT, EQUIPMENT AND MINING CLAIMS

Plant and Equipment

Located on the Company’s unpatented state mining claims in the Chandalar District are certain buildings, including milling buildings and other mining equipment that are fully depreciated and have no book value. Accordingly, the Company has removed its cost basis and the associated accumulated depreciation from its financial statements.

Equipment

At December 31, 2011 and 2010, the Company’s equipment classifications were as follows:

	2011	2010
Exploration and mining equipment	$ 3,033,714	$ 2,996,184
Vehicles and rolling stock	377,190	355,540
Office and other equipment	61,905	49,389
Total	3,472,809	3,401,113
Accumulated depreciation and amortization	(1,494,079)	(1,097,446)
Equipment, net of depreciation
and amortization	$ 1,978,730	$ 2,303,667

Of the Company’s assets, $1,498,939 are being depreciated over lives of three and five years and $1,973,870 are being depreciated over seven and ten years, resulting in total depreciation expense of $404,044 for 2011. Assets of $1,433,914 and $1,967,199 being depreciated over corresponding periods, respectively, resulted total depreciation of $477,278 for 2010.

Mining Properties and Claims

At December 31, 2011 and 2010, the Company’s mining properties and claims were as follows:

	2011	2010
Chandalar property and claims	$ 264,000	$ 264,000
2003 purchased claims	35,000	35,000
Unpatented state claims staked	66,330	35,054
Asset retirement obligations	245,942	249,118
Total	$ 611,272	$ 583,172

4. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes
4. Related Party Transactions

4.     RELATED PARTY TRANSACTIONS

In connection with the employment of the President and Chief Executive Officer (“CEO”) in October 2009, the Company issued 750,000 options as described in Note 8, which vested in three equal tranches, the final of which vested in October 2011. The CEO elected to defer his salary until the Company was successful in securing financing sufficient to fund future operations. Near the end of the fourth quarter of 2010, the Company began to pay accrued amounts, and at December 31, 2010, a total of $171,290 of deferred salary had been accrued and remained unpaid. During 2011, the total was paid in full.

Pursuant to terms of his contract, the Company’s now-former Chief Operating Officer (“COO”) elected to accrue fees owed to him until such time as the Company had sufficient cash reserves to pay them. Near the end of the fourth quarter of 2010, the Company began to pay accrued amounts, and at December 31, 2010, a total of $294,372 of deferred salary included in related party payable had been accrued and remained unpaid. During 2011, the total was paid in full. Additionally, there is $11,338 interest payable to this former officer in connection with the settlement of notes payable in gold, as described in Note 5 below and $4,800 payable to this officer in connection with consulting work that he provided during 2011.  These amounts are included in related party payable at December 31, 2011.

An amount of $69,980 had been accrued for fees due to the Company’s Chief Financial Officer (“CFO”) at December 31, 2010. This total was paid in cash during 2011, and at December 31, 2011, $11,628 has been accrued for fees for services performed in 2011 and is included in the related party payable.

A total of $16,499 had been accrued for directors and related party consultants at December 31, 2010.  This total was paid in cash during 2011 and at December 31, 2001, $2,638 had been accrued for services performed in 2011; these amounts are included in the related party payable.

4. Related Party Transactions

4.  RELATED PARTY TRANSACTIONS

During the three and nine-month periods ended September 30, 2012, the Company’s President and Chief Executive Officer (“CEO”) elected to defer his salary until the Company has sufficient cash reserves to pay it. A total of $35,000 of salary has been deferred.  The Company also owes this officer $35,465 for expenses paid during the quarter ended September 30, 2012, under normal expense reimbursement procedures. These amounts are included in related party payable.

A total of $11,338 interest is payable at September 30, 2012 to a director of the Company in connection with the settlement of notes payable in gold settled in 2011 and $0 and $11,414, respectively, is payable to this person in connection with consulting work that he provided during the three and nine months ended September 30, 2012. These amounts are included in related party payable.

An amount of $11,628 had been accrued for fees due to the Company’s Chief Financial Officer at December 31, 2011. This total was paid in cash during 2012, and at September 30, 2012, $15,106 had been accrued for services performed entirely during the three months ended September 30, 2012. This amount is included in related party payable.

A total of $28,900 had been accrued for directors’ fees at December 31, 2011. For the three and nine months ended September 30, 2012, an additional $1,800 and $8,200, respectively, has been accrued for services performed during the period, for a total of $37,100, which is included in accounts payable.

5. Notes Payable in Gold	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes
5. Notes Payable in Gold

5.   NOTES PAYABLE IN GOLD

During the year ended December 31, 2011, the Company settled all notes payable in gold as described below. After settlement, the Company has no further obligations under the notes payable in gold except $22,555 of accrued interest due under notes satisfied by delivery of gold.

Notes Payable in Gold as at December 31, 2010.

At December 31, 2010, the Company had total outstanding notes payable in gold of $2,094,840, less unamortized discounts of $142,882 for a net liability of $1,951,957, which notes payable in gold required the delivery of 989.49 ounces of alluvial gold by November 1, 2010, 424.43 ounces of fine gold by October 31, 2010, and 611.98 ounces of fine gold by November 30, 2011. While the Company mined sufficient gold to meet its obligations under the notes payable in gold requiring gold deliveries in 2010, the Company chose to sell the mined gold to fund its operations. The non-delivery of gold due on October 31, 2010 and November 1, 2010 constituted default on the required 2010 gold deliveries on notes payable in gold.

Conversion of Certain Notes Payable in Gold

During January and February, 2011, the Company entered into a series of conversion agreements (the “Conversion Agreements”) in respect to certain of the notes payable in gold (the “Converted Notes”), including all of the notes payable in gold requiring delivery of fine gold by October 31, 2010. Under the Conversion Agreements, the Company converted 769.59 ounces of alluvial gold and 628.23 ounces of fine gold due under the Converted Notes into 10,931,982 shares of common stock of the Company. Accordingly, by issuing shares of common stock pursuant to the Conversion Agreements, the Converted Notes were satisfied in full and the Company was released from any and all liabilities for default under the notes payable in gold requiring delivery of fine gold by October 31, 2010 and certain of the notes payable in gold requiring delivery of alluvial gold by November 1, 2010. The Company recognized a loss on settlement of debt of $1,623,489 on these conversions.

Amendment of Certain Notes Payable in Gold

During February 2011, the Company amended those notes payable in gold (the “Amended Notes”) requiring delivery of alluvial gold by November 1, 2010 that were not converted as described above to extend the delivery date of the required quantity of alluvial gold from November 1, 2010 to November 1, 2012. In consideration for amending the gold delivery date, the Company agreed to (i) continue paying interest on the value of the alluvial gold that was due November 1, 2010 until (A) the required quantity of gold was delivered or (B) all amounts due under the Amended Notes were paid in full and (ii) increase the interest rate by four percent to a rate equal to the lesser of prime plus eight percent (8%) per annum or twelve percent (12%) compounded annually. By entering into the Amended Notes, the Company cured any remaining default under the notes payable in gold requiring delivery of gold in 2010.

Settlement of Remaining Notes Payable in Gold

Following the conversion and amendment of certain of the notes payable in gold as described above, the Company’s delivery obligations under the outstanding notes payable in gold consisted of the delivery of 219.9 ounces of alluvial gold by November 1, 2012 and 628.23 ounces of fine gold by November 30, 2011. At June 30, 2011, the carrying value of outstanding notes payable in gold was $622,184.

On or about July 29, 2011, the Company settled all of these outstanding notes payable in gold. After settlement, the Company has no further obligations under the notes payable in gold except $22,555 of accrued and unpaid interest to certain holders who had previously amended their notes payable in gold as described above, $11,317 of which is owed to a related party.

Three holders converted their notes payable in gold into 2,029,908 units with a fair value of $426,281 pursuant to the private placement that closed on July 29, 2011 and are included in the description of such private placement in Note 8 Stockholders’ Equity (Deficit). The balance of these notes payable in gold was reduced by $291,629, and represented 266.426 ounces of fine gold. The Company recognized a loss on settlement of debt of $134,652 for these notes payable in gold.

One holder was paid cash for the fair value of the gold required to be delivered under his note, as measured by the market value of fine gold on the date of settlement. This note payable in gold represented 117.647 ounces of fine gold and had a carrying value of $135,235. The fair value of the fine gold was $190,941, or $1,623 per fine ounce of gold. The Company recognized a loss on settlement of debt of $55,706 for this note payable in gold.

Three holders were paid in fine gold ounces due under their notes payable in gold, as measured by the market value of fine gold on the date of settlement. These notes payable in gold represented 213.413 ounces of fine gold with a carrying value of $233,851. The fair value of the gold purchased to settle these notes payable in gold was $358,641, or $1,680.50 per fine ounce of gold. The Company purchased the gold on the open market and transferred the gold to a custodial account with an independent third party. The Company recognized a loss on settlement of debt of $124,790 for these notes payable in gold.

Unamortized discounts of $8,047 on warrants issued with the notes payable in gold at inception were recognized to the loss on settlement of debt, bringing the total loss recognized for settlement for the year ended December 31, 2011 to $1,946,684.

5. Notes Payable in Gold

5.  NOTES PAYABLE IN GOLD

During the year ended December 31, 2011, the Company settled all notes payable in gold. After settlement, the Company had no further obligations under the notes payable in gold except $22,555 of accrued interest due under notes satisfied by delivery of gold. The total loss recognized for settlement for the year ended December 31, 2011 was $1,946,684, of which $1,623,489 was recognized in the nine-month period ended September 30, 2011.

6. Capital Lease	12 Months Ended
Dec. 31, 2011
Notes
6. Capital Lease

6.     CAPITAL LEASE

During 2010, the Company acquired equipment totaling $678,500 under a capital lease, making down payments of $169,625 in cash and financing $508,875 through a lease. The lease carried interest at 9.0% per annum payable in 6 monthly installments of $30,000 and a final purchase option payment of approximately $351,000 payable on or before October 15, 2010. In accordance with criteria established by ASC 840, this lease qualified as a capital lease. The lease was collateralized by the leased equipment with all minimum lease payments due within one year. On September 29, 2010 the Company refinanced the lease. The refinancing resulted in a termination of the capital lease and the establishment of two equipment notes payable. See Note 7 Equipment Notes Payable.

7. Equipment Notes Payable	12 Months Ended
Dec. 31, 2011
Notes
7. Equipment Notes Payable

7.      EQUIPMENT NOTES PAYABLE

During the second quarter of 2010, the Company purchased equipment totaling $559,550, making down payments of $134,891 in cash and financing $424,660 through notes payable to two equipment vendors. On September 29 and 30, 2010 the Company entered into two notes payable of $246,678 and $88,511, respectively, to satisfy the capital lease (See Note 6 Capital Lease). All of the notes are collateralized by a security interest in the respective equipment.

Note Payable Original Balance	Interest Rate	Length of Note	Monthly Payment	Balance at December 31, 2011
$ 258,380	4.72%	48 months	$ 5,918	$ 151,299
166,280	7.90%	36 months	5,204	74,048
246,678	8.75%	36 months	7,816	151,669
88,511	8.75%	36 months	2,804	54,422
		Total	$ 21,742	$ 431,438

The principal amounts of the equipment notes due over coming years are as follows:

Year	Principal Due December 31,
2012	$ 237,873
2013	175,957
2014	17,608
2015 and thereafter	-
Total	$ 431,438

8. Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Notes
8. Stockholders' Equity

8.             STOCKHOLDERS’ EQUITY

Private Placements

Between March 19, 2010 and August 29, 2010, the Company issued 4,106,998 units, at a price of $0.30 per unit, for net proceeds of $1,127,015 in a private placement to investors. Each unit consists of one share of common stock and one-half Class F common stock purchase warrant. Each whole warrant is exercisable to purchase one additional common share at $0.55 per share for a period of two years following the date of issue.

The terms of the warrants include a call option for the Company. In the event that the common shares trade at a weighted volume average price of greater than $0.80 per share for a period of 20 consecutive trading days at any time following the issuance of the warrants, the Company may, in its sole discretion, accelerate the expiration date of the warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company.

In relation to these placements, the Company issued 139,945 common shares and 599,772 Class F-2 Warrants for commissions to an agent for $30,788 in services in private placement activities. Terms of the F-2 warrant are identical to the class F warrant except the exercise price to purchase a common share is $0.22.

On December 17, 2010, the Company issued 4,169,850 units, at a price of $0.18 per unit, for net proceeds of approximately $635,423 in a private placement to investors. Each unit consists of one share of common stock and one Class G common stock purchase warrant. Each warrant is exercisable to purchase one additional common share at $0.36 per share for a period of two years following the date of issue.

The terms of the warrants include a call option for the Company. In the event that the common shares trade at a weighted volume average price of greater than $0.72 per share for a period of 20 consecutive trading days at any time following the issuance of the warrants, the Company may, in its sole discretion, accelerate the expiration date of the warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company. The Company granted resale registration rights to such investors, which will require the Company to file a registration statement with the SEC regarding the resale of the common shares issued as part of the units and the common shares issuable upon exercise of the warrants within 60 days of the final closing date of the unit offering.

On May 1, 2010, an employee of the Company was issued 100,000 shares of the Company’s stock. At the grant date fair value price of $0.44 per share. The shares were to be fully vested after the completion of nine months of service. The Company had expensed the cost of the shares on a straight-line basis over the terms of the employee’s service until the shares were expected to be fully vested in January 2011. However, on September 24, 2010, the employee resigned his position with the Company, forfeiting his stock grant. Because the employee terminated his employment prior to the vesting of the share grant, the Company reversed $33,934 compensation expense previously recognized for this stock grant.

On December 20, 2010, the Board of Directors approved a temporary reduction in exercise price for the Class E and Class F warrants to the lesser of $0.20 per share of common stock or 30% discount of market price of the Company’s stock. The reduction was effective through January 31, 2011, later amended to February 18, 2011. No warrants were exercised during 2010 under these terms, and in the quarter ended March 31, 2011, a total of 35,000 Class E Warrants and 1,393,332 Class F Warrants were exercised for 1,428,332 common shares, resulting in net cash proceeds to the Company of $285,666.

On January 31, 2011 and February 1, 2011, the Company issued a total of 10,931,982 common shares for conversion of certain notes payable in gold. On July 29, 2011, the Company issued a total of 2,029,908 common shares for conversion of additional notes payable in gold. See Note 5 Notes Payable in Gold.

On February 2, 2011, a holder of 250,000 Series A Convertible Preferred shares exercised his conversion right to 1,500,000 shares of common stock. This resulted in no proceeds to the Company, and after conversion, there are 175,000 shares of Series A Convertible Preferred outstanding which are convertible into 1,050,000 shares of common stock.

On May 31, 2011, the Company closed a private placement of its common stock and warrants to purchase shares of its common stock. The private placement consisted of 9,859,284 units at a price of $0.21 per unit and resulted in net proceeds to the Company of $1,981,772. Each unit consists of one share of the Company’s common stock, one half of a Class H warrant and one half of a Class I warrant. Each full Class H warrant and Class I warrant is exercisable to purchase one additional common share of the Company at $0.30 and $0.40, respectively, for a period of five years following the date of issue. Of the total issuance, officers and directors of the Company purchased 695,000 units, contributing $145,850 of the total proceeds of the private placement. Such units were purchased on the same terms and conditions as the purchase of units by other investors in the private placement. The Company issued 5,125,936 Class H warrants and 5,125,935 Class I warrants.

The terms of the warrants include a call option for the Company. In the event that the common shares trade at a weighted volume average price of greater than $0.50 or $0.60, respectively for the H warrants and I warrants, for a period of 20 consecutive trading days at any time following the issuance of the respective warrants, the Company may, in its sole discretion, accelerate the expiration date of the respective warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company. The Company granted resale registration rights to such investors.

On July 29, 2011, the Company closed a private placement of 13,810,860 units of the Company at a price of $0.21 per unit and resulted in net proceeds to the Company of $2,380,932 and non-cash settlement of debt of $291,629. Each unit consists of one share of the Company’s common stock, one half of a Class J warrant and one half of a Class I warrant. Each full Class J warrant is exercisable for a period of five years following the date of issue to purchase one additional share of common stock of the Company at the greater of $0.30 or the closing market price of the Company’s stock on the closing date of the private placement, as quoted on the Over-The-Counter Bulletin Board (the “OTCBB”). Each full Class I warrant is exercisable for a period of five years following the date of issue to purchase one additional common share of the Company at $0.40. The Company issued 7,317,978 warrants of each class, including 412,549 warrants of each class for commissions and finder’s fees.

The terms of the warrants include a call option for the Company. In the event that the shares of common stock trade at a weighted volume average price of greater than $0.50 or $0.60, respectively, for the Class J warrants and Class I warrants, for a period of 20 consecutive trading days at any time following the issuance of the respective warrants, the Company may, in its sole discretion, accelerate the expiration date of the respective warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company.

On November 21, 2011, the Company closed a private placement of 2,500,000 units of the Company at a price of $0.20 per unit and resulted in net proceeds to the Company of $461,394. The Company also issued 175,000 units valued at $35,000 for commissions and finder’s fees in relation to the placement. Each unit consists of one share of the Company’s common stock, one half of a Class J warrant and one half of a Class I warrant. Each full Class J warrant is exercisable for a period of five years following the date of issue to purchase one additional share of common stock of the Company at the greater of $0.30 or the closing market price of the Company’s stock on the closing date of the private placement, as quoted on the Over-The-Counter Bulletin Board (the “OTCBB”). Each full Class I warrant is exercisable for a period of five years following the date of issue to purchase one additional common share of the Company at $0.40. The Company issued 1,462,500 warrants of each class, including 212,500 warrants of each class for commissions and finder’s fees.

The terms of the warrants include a call option for the Company. In the event that the shares of common stock trade at a weighted volume average price of greater than $0.50 or $0.60, respectively, for the Class J warrants and Class I warrants, for a period of 20 consecutive trading days at any time following the issuance of the respective warrants, the Company may, in its sole discretion, accelerate the expiration date of the respective warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company.

Series A Convertible Preferred Stock:

In 2008, the Company completed the offer and sale of 225,000 shares of Series A Preferred stock in the Company, and in 2009, completed the offer and sale of an additional 250,000 shares of preferred stock, resulting in net proceeds of $475,000 to the Company. During 2009, and again in 2010, a preferred shareholder exercised his right to convert 50,000 Series A Preferred Stock for 300,000 shares of common stock, leaving a remaining balance of 425,000 shares of preferred stock outstanding at December 31, 2010. During 2011, a preferred shareholder exercised his right to convert 250,000 Series A Preferred Stock for 1,500,000 shares of common stock, leaving a remaining balance of 175,000 shares of preferred stock outstanding at December 31, 2011. These shares were issued from the designated 1,000,000 shares of Series A Preferred Stock, no par value, with the following rights and preferences:

·         Liquidation Preference: Upon a liquidation event, an amount in cash equal to $2.00 per share (adjusted appropriately for stock splits, stock dividends and the like), for a total of $350,000 at December 31, 2011, together with declared but unpaid dividends to which the holders of outstanding shares of Series A Preferred Stock are entitled shall be paid prior to liquidation payments to holders of Company securities junior to the Series A Preferred Stock.

·         Voting: Each holder of Series A Preferred Stock shall be entitled to vote on all matters upon which holders of common stock would be entitled to vote and shall be entitled to that number of votes equal to the number of whole shares of common stock into which such holder’s shares of Series A Preferred Stock could be converted.

·         Conversion: Any share of Series A Preferred Stock may, at the option of the holder, be converted at any time into six shares of common stock. The Company has the right, at its sole option, to convert all Series A Preferred Stock into common stock after the third anniversary of its issuance if the weighted average trading price of the common stock exceeds $1.00 per share for ten consecutive trading days. The Company also has the right, at its sole option, to convert all Series A Preferred Stock into common stock after the tenth anniversary from the date of issuance.

·         Dividend Rate: The holders of Series A Preferred Stock shall be entitled to receive, when and as declared by the Board, yearly cumulative dividends from the surplus or net profits of the Company at an effective rate of 5% per annum, of the original Series A Preferred Stock purchase price of $1.00 per share. The Series A dividend shall accrue ratably from the date of issuance of the Series A Preferred Stock through the entire period in which shares of Series A Preferred Stock are held and shall be payable to the holder of the Series A Preferred Stock on the conversion date of the Series A Preferred Stock or as may be declared by the Board, with proper adjustment for any dividend period which is less than a full year.

·         Preferential and Cumulative. The Series A Dividends shall be payable before any dividends will be paid upon, or set apart for, the common stock of the Company and will be cumulative, so that any dividends not paid or set apart for payment for the Series A Preferred Stock, will be fully paid and set apart for payment, before any dividends will be paid upon, or set apart for, the common stock of the Company.

·         Payment of Dividend: If the Company shall have sufficient earnings to pay a dividend on the Series A Preferred Stock, upon declaration of any dividend by the Board in compliance with the Alaska Code and the Company’s Articles of Incorporation and Bylaws, the holder of Series A Preferred Stock may elect to receive payment of Series A dividend on a dividend payment date in cash, or provisionally in gold. Payment of Series A dividends in gold shall be paid only if the Company is producing gold in sufficient quantities as of the dividend payment date to pay such in-kind dividend and shall be delivered in the form of gold produced from the Company’s Chandalar property. As of December 31, 2011 and December 31, 2010, the Company had total dividends in arrears of $112,416 and $95,274, respectively. Total dividends of $22,083 were declared and payable as a result of conversion of preferred stock during 2011.

Conversion of outstanding shares of Series A Preferred stock would have resulted in dilution of 1,050,000 and 2,550,000 common shares for the years ended December 31, 2011 and 2010, respectively.

Stock Warrants:

For the years ended December 31, 2011 and 2010, the Company had the following types of stock purchase warrants outstanding:

Class D Warrants

The Class D Warrants were issued in connection with the Company’s private placement of its common stock on April 8, 2008 and expired two years from the date of issuance in 2010. The Class D Warrants were exercisable at $0.85 per common share in the first year and $1.25 per common share in the second year. These warrants contained no mandatory conversion provision. The Class D Warrants expired in 2010.

Class E Warrants

The Class E Warrants were issued in connection with notes payable in gold contracts entered into during 2009 and 2010 and expire two years from the date of issuance in 2011 and 2012. The Class E Warrants are exercisable at $0.65 per common share. The Class E Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the market price of the Company’s common shares was sustained at or above $1.00 per share for ten consecutive trading days. At December 31, 2011 and December 31, 2010, there were 300,018 and 457,518 Class E Warrants issued and outstanding, respectively.

Class F Warrants

The Class F Warrants were issued in connection with private placements of the Company’s common stock from March through August 2010, are exercisable at $0.55 per common share and expire in 2012, two years from the date of issuance. The Class F Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the market price of the Company’s common shares is sustained at or above $0.80 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 659,663 and 2,052,995 Class F Warrants issued and outstanding, respectively.

Class F-2 Warrants

The Class F-2 Warrants were issued to an agent for commissions in connection with private placements of the Company’s common stock from March through August 2010, are exercisable at $0.22 per common share and expire on December 3, 2012, two years from the date of issuance. The Class F-2 Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.80 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 599,772 and 599,772 Class F-2 Warrants issued and outstanding, respectively.

Class G Warrants

The Class G Warrants were issued in connection with private placements of the Company’s common stock in December 2010, are exercisable at $0.36 per common share and expire in December 2012, two years from the date of issuance. The Class G Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.72 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 4,169,850 and 4,169,850 Class G Warrants issued and outstanding, respectively.

Class H Warrants

The Class H Warrants were issued in connection with private placements of the Company’s common stock in April and May 2011, are exercisable at $0.30 per common share and expire five years from the date of issuance. The Class H Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.50 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 5,125,936 and nil Class H Warrants issued and outstanding, respectively.

Class I Warrants

The Class I Warrants were issued in connection with private placements of the Company’s common stock in May, July and November of 2011, are exercisable at $0.40 per common share and expire five years from the date of issuance. The Class I Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.60 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 13,906,413 and nil Class I Warrants issued and outstanding, respectively.

Class J Warrants

The Class J Warrants were issued in connection with private placements of the Company’s common stock in July and November of 2011, are exercisable at $0.30 per common share and expire five years from the date of issuance. The Class J Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.50 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 8,780,478 and nil Class J Warrants issued and outstanding, respectively.

There were no warrants issued in 2011 of a nature that required fair value estimates. The fair value of warrant issues in 2010 in connection with Notes payable in gold were estimated on the grant date using the following weighted average assumptions:

	2010
	Low	High
Risk-free interest rate	0.82%	1.82%
Expected dividend yield	--	--
Expected term	2 years	2 years
Expected volatility	140.4%	198.8%

The following is a summary of warrants for December 31, 2011:

	Shares	Exercise Price ($)	Expiration Date
Class D Warrants:
Outstanding and exercisable at December 31, 2008	485,833	0.85-1.25
Outstanding and exercisable at December 31, 2009	485,833
Warrants expired April 8, 2010	(485,833)
Outstanding and exercisable at December 31, 2010	-
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2010	145,000	0.65
Warrants issued in 2010	312,518	0.65	Feb to Jun 2012(5)
Outstanding and exercisable at December 31, 2010	457,518
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Class F Warrants: (Issued for Private Placement)
Warrants issued in 2010	2,052,995	0.55	Mar to Aug 2012(5)
Outstanding and exercisable at December 31, 2010	2,052,995
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Class F-2 Warrants: (Issued for Commissions)
Warrants issued in 2010	599,772	0.20	Dec 3, 2012(5)
Outstanding and exercisable at December 31, 2010	599,772
Outstanding and exercisable at December 31, 2011	599,772
Class G Warrants: (Issued for Private Placement)
Warrants issued in 2010	4,169,850	0.36	Dec 3 to 16, 2012(5)
Outstanding and exercisable at December 31, 2010	4,169,850
Outstanding and exercisable at December 31, 2011	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at December 31, 2011	33,542,130	0.29

(1)     Includes 196,297 warrants issued for commissions and finder’s fees.

(2)     Includes 196,296 warrants issued for commissions and finder’s fees.

(3)     Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(4)     Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(5)     In March of 2012, subsequent to the end of the year ended December 31, 2011, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

Stock Options and Stock-Based Compensation:

Under the Company’s 2008 Equity Incentive Plan (the “Plan”), options to purchase shares of common stock may be granted to key employees, contract management and directors of the Company. The Plan permits the granting of nonqualified stock options, incentive stock options and shares of common stock. Upon exercise of options, shares of common stock are issued from the Company’s treasury stock or, if insufficient treasury shares are available, from authorized but unissued shares. Options are granted at a price equal to the closing price of the common stock on the date of grant. The stock options are generally exercisable immediately upon grant and for a period of 10 years. In the event of cessation of the holder’s relationship with the Company, the holder’s exercise period terminates 90 days following such cessation, compared with 6 months in the case of options issued under the Restated 2003 Share Incentive Plan in effect until May of 2008. The 2008 Plan authorizes the issuance of up to 5,400,000 shares of common stock which includes the 1,200,000 shares reserved for issuance under the Restated 2003 Share Incentive Plan, subject to adjustment for certain events, such as a stock split or other dilutive events. As of December 31, 2011, there were a total of 1,780,000 shares available for grant in the 2008 Plan, and 3,570,000 options outstanding.

On October 19, 2009, the Company issued 750,000 options with a 5-year life in connections with the appointment of a new Chief Executive Officer, 250,000 of which vested immediately, with 250,000 vesting on October 19, 2010 and the final 250,000 vesting on October 19, 2011. The fair value of options was determined using a Black Scholes model, resulting in a total fair value of $285,000 for these options. This value was recognized ratably over the vesting period. At December 31, 2011 and 2010, the Company recognized share-based compensation for this key employee of $38,000 and $123,500, respectively, which represents the total weighted average grant-date fair value of the options granted and vested during the year.

During 2011, the Company issued 545,000 options to employees and contractors working at our Chandalar property. Vesting milestones occurred in the Company’s fourth quarter of 2011 at which time 40,000 options were forfeited. The fair value of these options was determined using a Black Scholes model, resulting in a total fair value of $85,191 for these options. Of this value, $62,279 was recognized in the fourth quarter of 2011, when service and vesting milestones were reached.  Unrecognized compensation of $22,912 relating to these options will be recognized in 2012.

For the year ended December 31, 2011, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. There were no options granted in the year ended December 31, 2010. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions:

2011
Low High
Risk-free interest rate	1.75% 1.75%
Expected dividend yield	-- --
Expected term	2 years 10 years
Expected volatility	101.3% 107.6%

The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company has evaluated previous low occurrences of option forfeitures and believes that current holders of the option will hold them to maturity as has been experience historically; therefore, no variable for forfeiture was used in the calculation of fair value.

A summary of stock option transactions for the years ended December 31, 2011 and 2010 are as follows:

	Shares	Weighted- Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2009	2,415,000	$ 0.30		$0
Granted	750,000	$ 0.40
Forfeited	(100,000)	$ 0.55
Options outstanding at January 1, 2010	3,065,000	$ 0.29
Options outstanding at December 31, 2010	3,065,000	$ 0.29		$0
Granted	545,000	$ 0.24
Forfeited	(40,000)	$ 0.24
Options outstanding at December 31, 2011	3,570,000	$ 0.29	5.14	$0
Options exercisable at December 31, 2011	3,370,000	$ 0.29	5.44	$0
Options available for future grants	1,780,000

The weighted average grant-date fair value of stock options granted during the year ended December 31, 2011 was $0.19 per share, respectively. There were no options issued or exercised during 2010, and no options exercised in 2011.

10. Income Taxes	12 Months Ended
Dec. 31, 2011
Notes
10. Income Taxes

10.  INCOME TAXES

The Company did not recognize a tax provision for the years ended December 31, 2011 and 2010. At December 31, 2011 and 2010, the Company had deferred tax assets which were fully reserved by valuation allowances due to the likelihood of expiration of these deferred tax benefits prior to the Company generating future taxable income sufficient to utilize the deferred tax benefits. The deferred tax assets were calculated based on an expected combined federal and state tax rate of 43%.

Following are the components of such assets and allowances at December 31, 2011 and 2010:

	2011	2010
Deferred tax assets arising from:
Capitalized exploration and development costs	$ 504,000	$ 254,000
Unrecovered promotional and exploratory costs	161,000	161,000
Non-deductible accrued remediation costs	28,000	24,000
Non-deductible share based compensation	355,000	311,000
Net operating loss carryforwards	7,906,000	5,587,000
Total deferred tax assets	8,954,000	6,337,000
Less valuation allowance	(8,954,000)	(6,337,000)
Net deferred tax assets	$ -	$ -

At December 31, 2011 and 2010, the Company had federal tax-basis net operating loss carryforwards totaling $18,376,248 and $12,978,323 respectively, which will expire in various amounts from 2019 through 2031. The Company also had state tax-basis net operating loss carryforwards totaling $18,424,705 and $13,047,289, respectively, which will expire in various amounts from 2012 through 2031. For federal and state taxes, the Company uses depreciation methods and asset lives comparable to methods and lives used for financial statement presentation, therefore no deferred tax asset or liability for property, plant and equipment is recognized.

	2011		2010
Federal income tax benefit based on statutory rate	$ (2,077,000)	34.0%	$ (808,000)	34.0%
State income tax benefit net of federal taxes	(550,000)	9.0%	(213,000)	9.0%
Effect of change in state tax status	6,000	(0.1)%	(969,000)	40.4%
Permanent differences	4,000	(0.1)%	4,000	(0.2)%
Increase in valuation allowance	2,617,000	(42.8)%	1,986,000	(83.2)%
Total taxes on income (loss)	$ -	-%	$ -	-%

The Company’s tax years from 2008 through 2011 remain open for examination.

11. Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes
11. Commitments and Contingencies

11. COMMITMENTS AND CONTINGENCIES

The Company has a royalty commitment on claims purchased from the Anderson family. The Company is obligated to pay 2% of gold it mines from these claims to the Anderson partnership. For the 2010 mining season the Company owed the Andersons 4.55 ounces of alluvial gold, which the Company had in inventory and delivered to the Andersons in 2011. The Company may, at its election, purchase the royalty from the Anderson Partnership no later than June 23, 2013 for a payment of $250,000. If the Company elects to purchase the royalty once notice has been given, payment is due within 30 days.

During 2009 and 2010 the Company engaged in permitted open pit mining operations on Little Squaw Creek. The Small Mines permit on Little Squaw Creek restricts ground disturbance to a total maximum of ten acres and requires a specified reclamation plan for the disturbed area to be completed prior to additional acreage being disturbed. Reclamation bonding is mandatory for mines involving ground disturbances of more than five acres. The Company’s mining operations, including all associated infrastructures, have to-date disturbed approximately forty-six acres. The Company participates in the State Wide Bonding Pool for small miners, and has posted bonds for twenty acres of disturbance. Consequently, the Company is currently not in compliance with its Small Mines permit for Little Squaw Creek. The Company intends to achieve mining permit compliance by getting the Small Mines permit upgraded to, or re-issued as, an Individual Permit, which is required for all mining operations covering more than ten acres. An Individual Permit allows for as much mining ground disturbance as needed but the application process is more costly and time consuming and there is no guarantee that the Company will be granted an Individual Permit. The Company does not anticipate incurring any penalty for no longer being in compliance with the Small Mines permit. However, further expansion of Little Squaw Creek will be delayed until the Company obtains an Individual Permit. Until the Company obtains an Individual Permit for the Little Squaw Creek, the Company’s ability to produce gold at Little Squaw Creek will be restricted. This could impact the 2012 mining season.

12. Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes
12. Subsequent Events

12.  SUBSEQUENT EVENTS

In March of 2012, subsequent to the end of the year ended December 31, 2011, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

1. BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
Notes
1. BASIS OF PRESENTATION

1.  BASIS OF PRESENTATION

The unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the nine-month period ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Principles of Consolidation

At September 30, 2012, the consolidated financial statements include the accounts of the Company and the accounts of its 100% owned subsidiaries Minera LSG S.A. and Goldrich Placer LLC. Intercompany items and transactions between companies included in the consolidation are eliminated.

Accounting for Investments in Joint Ventures

For joint ventures in which the Company does not have joint control or significant influence, the cost method is used. Under the cost method, these investments are carried at the lower of cost or fair value. For those joint ventures in which there is joint control between the parties, the equity method is utilized whereby the Company’s share of the ventures’ earnings and losses is included in the statement of operations as earnings in joint ventures and its investments therein are adjusted by a similar amount. Goldrich has no significant control over its joint venture described in Note 3 Joint Venture, and therefore accounts for its investment using the cost method.

For joint ventures where the Company holds more than 50% of the voting interest and has significant influence, the joint venture is consolidated with the presentation of a non-controlling interest. In determining whether significant influence exists, the Company considers its participation in policy-making decisions and its representation on the venture’s management committee. Goldrich currently has no joint venture of this nature.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant estimates used in preparing these financial statements include those assumed in estimating the recoverability of the cost of mining claims, accrued remediation costs and deferred tax assets and related valuation allowances. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to conform prior periods’ presentation to the current presentation. These reclassifications have no effect on the results of operations or stockholders’ equity.

Net Loss Per Share

Basic Earnings Per Share (“EPS”) is computed as net income available to common shareholders after dividends to preferred shareholders, divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible debt and securities. The dilutive effect of vested convertible and exercisable securities would be:

	1/1/2012 to 9/30/2012	1/1/2011 to 9/30/2011
Convertible preferred stock	1,050,000	1,050,000
Stock options	3,670,000	3,090,000
Warrants	33,542,130	30,739,630
Total possible dilution	38,262,130	34,879,630

For the three and nine-month periods ended September 30, 2012 and 2011, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive, therefore only Basic EPS is presented.

Fair Value Measures

Our financial instruments consist principally of cash and equipment notes. These instruments do not require recurring re-measurement at fair value.

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be a cash equivalent.

2. Going Concern	9 Months Ended
Sep. 30, 2012
Notes
2. Going Concern

2.  GOING CONCERN

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. The Company is an exploration stage company and has incurred losses since its inception and does not have sufficient cash at September 30, 2012 to fund normal operations and meet debt obligations for the next 12 months.

The Company currently has no historical recurring source of revenue and its ability to continue as a going concern is dependent on the Company’s ability to raise capital to fund its future exploration and working capital requirements or its ability to profitably execute its mining plan. The Company’s plans for the long-term return to and continuation as a going concern include financing the Company’s future operations through sales of its common stock and/or debt and the eventual profitable exploitation of its mining properties. Additionally, the current capital markets and general economic conditions in the United States are significant obstacles to raising the required funds. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

On November 5, 2012, The Company reported Goldrich NyacAU Placer, LLC, a 50/50 joint-venture company owned by Goldrich and NyacAU, LLC and operated by NyacAU, has successfully completed the work necessary to begin production at Goldrich’s Alaskan Chandalar Property at the start of the 2013 field season.  A successful mining operation may provide the long-term financial strength for the Company to remove the going concern condition in future years.

The joint venture agreement provides approximately $900,000 of financing to Goldrich in the form of purchase or lease of capital equipment currently owned by the Company. The Company received a $35,000 cash deposit toward this financing during the quarter ended September 30, 2012.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis was not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

3. JOINT VENTURE	9 Months Ended
Sep. 30, 2012
Notes
3. JOINT VENTURE

3.  JOINT VENTURE

On May 7, 2012, the Company entered into a joint venture (“the JV”) with NyacAU, LLC (“NyacAU”), an Alaskan private company, to bring Goldrich’s Chandalar placer gold properties into production. As part of the agreement, Goldrich and NyacAU formed a 50:50 joint venture company, Goldrich NyacAU Placer LLC (“GNP”), to operate the Chandalar placer mines, with NyacAU acting as managing partner. Goldrich has no significant control over the JV, and therefore accounts for its investment using the cost method. Under the terms of the joint venture agreement (the “Agreement”), NyacAU provided a funding package of loans and equity to the JV that, subject to the timing of production, are estimated to eventually total approximately $10.45 million. The loans are to be repaid from future production. Once all loans have been repaid and working capital and budgeted reserves have been established, profits from the placer production will be paid out on a 50:50 basis to each of the JV partners. NyacAU’s funding to the JV is anticipated to be sufficient in amount to bring the placer deposits at Chandalar into commercial production. The loans will earn interest at an agreed short-term federal rate, currently 0.25%, but are effectively non-interest bearing loans as Goldrich will receive a special payment from the JV equal to the interest paid to NyacAU on this loan.

NyacAU has also agreed to lease or purchase $1.2 million of equipment currently owned by Goldrich and to advance Goldrich $950,000 at the greater of prime plus 2% or 10% interest for direct exploration drilling costs at the Company’s Chandalar property to be performed by Blackrock Drilling, a drilling company in which the owners of NyacAU have a majority interest. NyacAU also purchased 2,364,864 shares of Goldrich common stock for $350,000 ($.0148 per share) during the quarter ended June 30, 2012, in accordance with the agreement.

In addition to the funding noted above, NyacAU had the option to lend the JV $0.25 million to purchase an existing 2% royalty agreement on all production from certain Goldrich mining claims. The loan would carry interest at the greater of prime plus 2% or 10% and would be repaid from Goldrich’s portion of production. Goldrich would also have the exclusive right to purchase the royalty at any time. The royalty would be extinguished upon payback of the loan or purchase by Goldrich.  The JV exercised the option to purchase the royalty on August 13, 2012, and the 2% royalty was purchased for the contracted $0.25 million, funded by the loan from NyacAU.

A summary of the NyacAU’s funding commitment is as follows:

Estimated 2012 Start-up Costs for GNP	$5,000,000
Estimated Capital Expenditures for of NyacAU affiliate(1)	3,000,000
Estimated Loan to Purchase or Lease Equipment from Goldrich(1)	900,000
Loan from NyacAU to Joint Venture with Interest at 0.25%	8,900,000
Loan from NyacAU to GRMC with Interest at greater of prime plus 2% or 10%	950,000
Loan to GNP to Purchase 2% Royalty Interest	250,000
To Be Paid Back to NyacAU From Production	10,100,000
Equity Financing - Purchase of Goldrich Common Stock (Received during the nine- month period ended September 30, 2012)	350,000
Total	$10,450,000

(1) Equipment will be leased to GNP by a NyacAU affiliate over a five year term. The NyacAU affiliate has paid a deposit to purchase certain mining equipment from Goldrich for $900,000 but the transaction has not been finalized.

The timing of repayment of the amount to be paid back from production will be affected by timing of gold production by the joint venture. The JV will commence payments to NyacAU as soon as production begins.

At September 30, 2012, not all of the funding provisions have been activated. The Company did not initiate a drilling program for 2012, and the $950,000 funding for the drilling costs were not advanced by NyacAU to the Company or the drilling company. In addition, NyacAU’s loan to GNP and the associated equipment lease/purchase from Goldrich has not been consummated.

The manager of NyacAU, in negotiating the joint venture agreement, was granted 300,000 five-year stock options at an exercise price of $0.20 per share from Goldrich’s employee stock incentive program. The options were issued during the quarter ended June 30, 2012. The options were determined to have a fair value of $54,300 and were accounted for as an increase in our investment in the joint venture. Goldrich’s investment in the joint venture included $1,000 cash remitted to GNP to fund GNP’s bank account, for a total investment of $55,300 in the joint venture.

In the operating agreement for GNP between Goldrich and NyacAU, NyacAU was granted an option to lend GNP $250,000 to purchase the 2% royalty interest payable on all production from certain Goldrich mining claims at the Chandalar, Alaska property from Jumbo Basin Corporation. On August 13, 2012, GNP purchased the royalty interest. The loan to GNP from NyacAU for the royalty carries interest at the greater of prime plus 2% or 10% and will be repaid from Goldrich’s portion of future production. Goldrich will also have the exclusive right to purchase the royalty from GNP at any time. The royalty will be extinguished upon payback of the loan or purchase by Goldrich.

6. Equipment Notes Payable	9 Months Ended
Sep. 30, 2012
Notes
6. Equipment Notes Payable

6.  EQUIPMENT NOTES PAYABLE

The principal amounts of the equipment notes due over coming years are as follows:

Principal Due September 30,
9/30/2013	242,383
9/30/2014	76,706
9/30/2015	-
Total equipment notes due	319,089

7. STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
Notes
7. STOCKHOLDERS' EQUITY

7.  STOCKHOLDERS’ EQUITY

On May 3, 2012, the Company closed a private placement of its common stock as part of the joint venture agreement with NyacAU.  The private placement consisted of 2,364,864 units at a price of $0.148 per unit and resulted in net proceeds to the Company of approximately $350,000.  Each unit consists of one share of the Company’s common stock.

The following is a summary of warrants for September 30, 2012:

	Shares	Exercise Price ($)	Expiration Date
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2011	457,518	0.65	Feb to June 2013 (5)
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Outstanding and exercisable at September 30, 2012	300,018
Class F Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	2,052,995	0.55	March to August 2013 (5)
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Outstanding and exercisable at September 30, 2012	659,663
Class F-2 Warrants: (Issued for Commissions)
Outstanding and exercisable at January 1, 2011	599,772	0.20	December 3, 2013 (5)
Outstanding and exercisable at December 31, 2011	599,772
Outstanding and exercisable at September 30, 2012	599,772
Class G Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	4,169,850	0.36	December 3 to 16, 2013 (5)
Outstanding and exercisable at December 31, 2011	4,169,850
Outstanding and exercisable at September 30, 2012	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Outstanding and exercisable at September 30, 2012	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Outstanding and exercisable at September 30, 2012	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Outstanding and exercisable at September 30, 2012	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at September 30, 2012	33,542,130	0.29
[1] Includes 196,297 warrants issued for commissions and finder’s fees.
[2] Includes 196,296 warrants issued for commissions and finder’s fees.
[3] Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.
[4] Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.
[5] On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

Stock-Based Compensation:

During the quarter ended June 30, 2012, the Company issued 300,000 options, with a fair value of $54,300, to the manager of NyacAU as part of the JV Agreement described in Note 3 Joint Venture. There were no other options issued during the nine-month period ended September 30, 2012.

For the nine-month period ended September 30, 2012, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions:

01/01/2012 to 09/30/2012
Risk-free interest rate	1.75%
Expected dividend yield	--
Expected term	5 years
Expected volatility	146.6%

The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company evaluated previous low occurrences of option forfeitures and, at the most recent computations of fair valued, believed that current holders of the option would hold them to maturity as has been experienced historically; therefore, no variable for forfeiture was used in the calculation of fair value. In light of the subsequent forfeiture in 2012 of 200,000 options by one holder, the Company’s future fair value computations may include a forfeiture variable.

For the nine-month periods ended September 30, 2012 and 2011, the Company recognized share-based compensation for employees of $8,371 and $35,527, and share-based compensation in relation to the joint-venture with NyacAU of $54,300 and $nil respectively. One holder forfeited 200,000 stock options as a result of termination of employment during the nine months ended September 30, 2012.

8. Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Notes
8. Commitments and Contingencies

8.  COMMITMENTS AND CONTINGENCIES

During 2009 and 2010 the Company engaged in permitted open pit mining operations on Little Squaw Creek. The Small Mines permit on Little Squaw Creek restricted ground disturbance to a total maximum of ten acres and required a specified reclamation plan for the disturbed area to be completed prior to additional acreage being disturbed. The Company’s mining operations, including all associated infrastructures, have to-date disturbed approximately forty-six acres. The joint venture partner NyacAU, LLC, obtained the General Permit and performed remediation activities during the third quarter of 2012 to satisfy the Company’s compliance requirements.

9. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Notes
9. SUBSEQUENT EVENTS

9.  SUBSEQUENT EVENTS

Subsequent to September 30, 2012, we received additional cash deposits totaling $78,475 toward the sale or lease of capital equipment currently owned by us, bringing total deposits to $113,475. The Company expects to complete this agreement prior to the end of 2012 to provide approximately $900,000 of financing to Goldrich through the sale or lease of equipment with a net book value of approximately $1,200,000 as described in Note 3, Joint Venture.

Subsequent to September 30, 2012, the Chief Executive Officer loaned cash totaling $25,000 to the Company to make payments on certain accounts payable pending the consummation of the sale or lease of assets described above.

1. BASIS OF PRESENTATION: Basis of Accounting, Policy (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Basis of Accounting, Policy

The unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the nine-month period ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

1. BASIS OF PRESENTATION: Principles of Consolidation (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Principles of Consolidation

Principles of Consolidation

At September 30, 2012, the consolidated financial statements include the accounts of the Company and the accounts of its 100% owned subsidiaries Minera LSG S.A. and Goldrich Placer LLC. Intercompany items and transactions between companies included in the consolidation are eliminated.

1. BASIS OF PRESENTATION: Accounting For Investments in Joint Ventures (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Accounting For Investments in Joint Ventures

Accounting for Investments in Joint Ventures

For joint ventures in which the Company does not have joint control or significant influence, the cost method is used. Under the cost method, these investments are carried at the lower of cost or fair value. For those joint ventures in which there is joint control between the parties, the equity method is utilized whereby the Company’s share of the ventures’ earnings and losses is included in the statement of operations as earnings in joint ventures and its investments therein are adjusted by a similar amount. Goldrich has no significant control over its joint venture described in Note 3 Joint Venture, and therefore accounts for its investment using the cost method.

For joint ventures where the Company holds more than 50% of the voting interest and has significant influence, the joint venture is consolidated with the presentation of a non-controlling interest. In determining whether significant influence exists, the Company considers its participation in policy-making decisions and its representation on the venture’s management committee. Goldrich currently has no joint venture of this nature.

1. BASIS OF PRESENTATION: Use of Estimates (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant estimates used in preparing these financial statements include those assumed in estimating the recoverability of the cost of mining claims, accrued remediation costs and deferred tax assets and related valuation allowances. Actual results could differ from those estimates.

1. BASIS OF PRESENTATION: Reclassifications (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Reclassifications

Reclassifications

Certain reclassifications have been made to conform prior periods’ presentation to the current presentation. These reclassifications have no effect on the results of operations or stockholders’ equity.

1. BASIS OF PRESENTATION: Net Loss Per Share (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Net Loss Per Share

Net Loss Per Share

Basic Earnings Per Share (“EPS”) is computed as net income available to common shareholders after dividends to preferred shareholders, divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible debt and securities. The dilutive effect of vested convertible and exercisable securities would be:

	1/1/2012 to 9/30/2012	1/1/2011 to 9/30/2011
Convertible preferred stock	1,050,000	1,050,000
Stock options	3,670,000	3,090,000
Warrants	33,542,130	30,739,630
Total possible dilution	38,262,130	34,879,630

For the three and nine-month periods ended September 30, 2012 and 2011, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive, therefore only Basic EPS is presented.

1. BASIS OF PRESENTATION: Fair Value Measures (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Fair Value Measures	Fair Value Measures Our financial instruments consist principally of cash and equipment notes. These instruments do not require recurring re-measurement at fair value.

1. BASIS OF PRESENTATION: Cash and Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be a cash equivalent.

1. BASIS OF PRESENTATION: Net Loss Per Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	1/1/2012 to 9/30/2012	1/1/2011 to 9/30/2011
Convertible preferred stock	1,050,000	1,050,000
Stock options	3,670,000	3,090,000
Warrants	33,542,130	30,739,630
Total possible dilution	38,262,130	34,879,630

3. JOINT VENTURE: Long-term Purchase Commitment (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Long-term Purchase Commitment

Estimated 2012 Start-up Costs for GNP	$5,000,000
Estimated Capital Expenditures for of NyacAU affiliate(1)	3,000,000
Estimated Loan to Purchase or Lease Equipment from Goldrich(1)	900,000
Loan from NyacAU to Joint Venture with Interest at 0.25%	8,900,000
Loan from NyacAU to GRMC with Interest at greater of prime plus 2% or 10%	950,000
Loan to GNP to Purchase 2% Royalty Interest	250,000
To Be Paid Back to NyacAU From Production	10,100,000
Equity Financing - Purchase of Goldrich Common Stock (Received during the nine- month period ended September 30, 2012)	350,000
Total	$10,450,000

6. Equipment Notes Payable: Schedule of Debt (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Debt
Principal Due September 30,
9/30/2013	242,383
9/30/2014	76,706
9/30/2015	-
Total equipment notes due	319,089

7. STOCKHOLDERS' EQUITY: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Shares	Exercise Price ($)	Expiration Date
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2011	457,518	0.65	Feb to June 2013 (5)
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Outstanding and exercisable at September 30, 2012	300,018
Class F Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	2,052,995	0.55	March to August 2013 (5)
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Outstanding and exercisable at September 30, 2012	659,663
Class F-2 Warrants: (Issued for Commissions)
Outstanding and exercisable at January 1, 2011	599,772	0.20	December 3, 2013 (5)
Outstanding and exercisable at December 31, 2011	599,772
Outstanding and exercisable at September 30, 2012	599,772
Class G Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	4,169,850	0.36	December 3 to 16, 2013 (5)
Outstanding and exercisable at December 31, 2011	4,169,850
Outstanding and exercisable at September 30, 2012	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Outstanding and exercisable at September 30, 2012	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Outstanding and exercisable at September 30, 2012	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Outstanding and exercisable at September 30, 2012	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at September 30, 2012	33,542,130	0.29
[1] Includes 196,297 warrants issued for commissions and finder’s fees.
[2] Includes 196,296 warrants issued for commissions and finder’s fees.
[3] Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.
[4] Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.
[5] On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

7. STOCKHOLDERS' EQUITY: Schedule of Options issued (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Options issued
	04/01/2012 to 06/30/2012	04/01/2011 to 06/30/2011
Options issued	54,300	0

7. STOCKHOLDERS' EQUITY: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
01/01/2012 to 09/30/2012
Risk-free interest rate	1.75%
Expected dividend yield	--
Expected term	5 years
Expected volatility	146.6%

7. STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Share-based Compensation
	01/01/2012 to 09/30/2012	01/01/2011 to 09/30/2011
Share-based compensation, employees	8,371	35,527
Share-based compensation, other	54,300	0
Share-based compensation, options forfeited	200,000	0

1. BASIS OF PRESENTATION: Net Loss Per Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Dilutive Securities, Effect on Basic Earnings Per Share, ESOP Convertible Preferred Stock	$ 1,050,000	$ 1,050,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options and Restrictive Stock Units	3,670,000	3,090,000
Dilutive Securities, Effect on Basic Earnings Per Share, Other	33,542,130	30,739,630
Dilutive Securities, Effect on Basic Earnings Per Share	$ 38,262,130	$ 34,879,630

2. Going Concern (Details) (USD $)	Sep. 30, 2012
Deposit on equipment sale or lease	$ 35,000

3. JOINT VENTURE (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 54,300
Investment in joint venture		$ 55,300

4. Related Party Transactions (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Amount	$ 35,000
Related Party Transaction, Due from (to) Related Party	35,465
Interest Expense, Related Party	11,338
Due to Other Related Parties, Current	11,414
Due to Other Related Parties	15,106	11,628
Due to Related Parties	$ 37,100	$ 28,900

7. STOCKHOLDERS' EQUITY: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			0.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance			33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			0.29
ClassEWarrantsIssuedForNotesPayableInGoldMember
Expiration Date	Feb to June 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	457,518		300,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	300,018		300,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	300,018		300,018
ClassFWarrantsIssuedForPrivatePlacementMember
Expiration Date	March to August 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,052,995		659,663
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	659,663		659,663
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	659,663		659,663
ClassF2WarrantsIssuedForCommissionsMember
Expiration Date	December 3, 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	599,772		599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	599,772		599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	599,772		599,772
ClassGWarrantsIssuedForPrivatePlacementMember
Expiration Date	December 3 to 16, 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,169,850		4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	4,169,850		4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	4,169,850		4,169,850
ClassHWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			5,125,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	5,125,936		5,125,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,125,936		5,125,936
ClassIWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			13,906,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	13,906,413		13,906,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13,906,413		13,906,413
ClassJWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			8,780,478
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	8,780,478		8,780,478
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,780,478		8,780,478

[1]	On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

7. STOCKHOLDERS' EQUITY (Details)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments

Stock-Based Compensation: During the quarter ended June 30, 2012, the Company issued 300,000 options, with a fair value of $54,300, to the manager of NyacAU as part of the JV Agreement described in Note 3 Joint Venture. There were no other options issued during the nine-month period ended September 30, 2012.

For the nine-month period ended September 30, 2012, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions:

01/01/2012 to 09/30/2012

Risk-free interest rate 1.75%

Expected dividend yield --

Expected term 5 years

Expected volatility 146.6%

The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company evaluated previous low occurrences of option forfeitures and, at the most recent computations of fair valued, believed that current holders of the option would hold them to maturity as has been experienced historically; therefore, no variable for forfeiture was used in the calculation of fair value. In light of the subsequent forfeiture in 2012 of 200,000 options by one holder, the Company’s future fair value computations may include a forfeiture variable.

For the nine-month periods ended September 30, 2012 and 2011, the Company recognized share-based compensation for employees of $8,371 and $35,527, and share-based compensation in relation to the joint-venture with NyacAU of $54,300 and $nil respectively. One holder forfeited 200,000 stock options as a result of termination of employment during the nine months ended September 30, 2012.

7. STOCKHOLDERS' EQUITY: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended
Sep. 30, 2012
Fair Value Assumptions, Risk Free Interest Rate	1.75%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	146.60%

7. STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Employee Benefits and Share-based Compensation	$ 8,371	$ 35,527
Share-based compensation, other	$ 54,300	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Forfeited	200,000	0